Financial assets and liabilities held for trading	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading

20.  Financial assets and liabilities held for trading

a) Financial assets held for trading

	R$ thousand
	On December 31
	2017	2016
Financial assets
Brazilian government securities	202,249,272	161,103,399
Bank debt securities	8,348,269	18,600,127
Corporate debt and marketable equity securities	12,339,790	10,383,682
Mutual funds	4,377,508	4,303,781
Brazilian sovereign bonds	307	1,358,025
Foreign governments securities	528,010	635,390
Derivative financial instruments	13,866,885	16,755,442
Total	241,710,041	213,139,846

Maturity

	R$ thousand
	On December 31
	2017	2016
Maturity of up to one year	31,617,538	35,002,911
Maturity of one to five years	146,527,365	134,589,655
Maturity of five to 10 years	53,763,561	29,299,698
Maturity of over 10 years	2,409,723	6,537,358
Maturity not stated	7,391,854	7,710,224
Total	241,710,041	213,139,846

Financial instruments provided as collateral and classified as "held for trading”, totaled R$ 801,182   thousand and R$ 6,282,141 thousand in 2017 and December 2016, respectively, as disclosed in Note 23 "Financial assets pledged as collateral”.

The total assets held for trading pledged as a guarantee of liabilities was R$ 5,874,620 thousand (December 2016 - R$ 5,846,093 thousand).

Unrealized gains/(losses) on securities and trading securities totaled R$ (4,745,888) thousand in 2017 (2016 - R$ (9,404,052) thousand and 2015 - R$ R$ 7,425,562 thousand). Net variation in unrealized gains/(losses) from securities and trading securities totaled R$ (4,658,164) thousand in 2017 (2016 - R$ (1,978,490) thousand and 2015 - R$ (8,303,360) thousand).

b) Financial liabilities held for trading

	R$ thousand
	On December 31
	2017	2016
Derivative financial instruments	14,274,999	13,435,678
Total	14,274,999	13,435,678

c) Derivative financial instruments

The Organization enters into transactions involving derivative financial instruments with a number of customers for the purpose of mitigating their overall risk exposure as well as managing risk exposure. The derivative financial instruments most often used are highly-liquid instruments traded on the futures market (B3).

(i)    Swap contracts

Foreign currency and interest rate swaps are agreements to exchange one set of cash flows for another and result in an economic exchange of foreign currencies or interest rates (for example fixed or variable) or in combinations (i.e. foreign currency and interest rate swaps). There is no exchange of the principal except in certain foreign currency swaps. The Organization's foreign currency risk reflects the potential cost of replacing swap contracts and whether the counterparties fail to comply with their obligations. This risk is continually monitored in relation to the current fair value, the proportion of the notional value of the contracts and the market liquidity. The Organization, to control the level of credit risk assumed, evaluates the counterparties of the contracts using the same techniques used in its loan operations.

 (ii)  Foreign exchange options

Foreign exchange options are contracts according to which the seller (option issuer) gives to the buyer (option holder) the right, but not the obligation, to buy (call option) or sell (put option) on a certain date or during a certain period, a specific value in foreign currency. The seller receives from the buyer a premium for assuming the exchange or interest-rate risk. The options can be arranged between the Organization and a customer. The Organization is exposed to credit risk only on purchased options and only for the carrying amount, which is the fair market value.

(iii)  Foreign currency and interest rate futures

Foreign currency and interest rate futures are contractual obligations for the payment or receipt of a net amount based on changes in foreign exchange and interest rates or the purchase or sale of a financial instrument on a future date at a specific price, established by an organized financial market. The credit risk is minimal, since the future contracts are guaranteed in cash or securities and changes in the value of the contracts are settled on a daily basis. Contracts with a forward rate are interest-rate futures operations traded individually which require settlement of the difference between the contracted rate and the current market rate over the value of the principal to be paid in cash at a future date.

(iv)  Forward transactions

A forward operation is a contract of purchase or sale, at a fixed price, for settlement on a certain date. Because it is a futures market, in which the purchase of the share will only be made on the date of maturity, a margin deposit is necessary to guarantee the contract. This margin can be in cash or in securities. The value of the margin varies during the contract according to the variation of the share involved in the operation, to the changes of volatility and liquidity, besides the possible additional margins that the broker could request.

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	R$ thousand
	Notional amounts		Asset/(liability)
	On December 31		On December 31
	2017	2016	2017	2016
Futures contracts
• Interest rate futures
Purchases	96,081,180	111,026,397	3,586	9,022
Sales	132,837,699	94,677,587	(154,188)	(19,163)
• In foreign currency
Purchases	48,376,597	27,399,904	1,243	-
Sales	67,238,635	58,690,018	(1,003)	-
• Other
Purchases	163,224	48,291	162	-
Sales	113,772	967	(114)	-

Options
• Interest rates
Purchases	10,663,668	5,467,042	101,214	260,565
Sales	9,616,129	4,755,788	(535,748)	(193,768)
• In foreign currency
Purchases	7,335,027	7,567,515	605,028	57,533
Sales	10,274,094	2,836,294	(409,587)	(62,356)
• Other
Purchases	443,443	27,500	34,013	2,708
Sales	228,141	-	(20,188)	(6,533)

Forward operations
• In foreign currency
Purchases	10,372,477	16,633,033	218,019	1,599,401
Sales	14,947,271	18,036,706	(358,995)	(1,088,041)
• Other
Purchases	114,020	48,911	497,987	1,586,061
Sales	635,522	1,588,245	(147,138)	(1,581,169)

Swap contracts
• Asset position
Interest rate swaps	56,636,856	72,297,999	11,065,095	9,799,949
Currency swaps	6,161,641	7,276,143	1,340,538	3,645,707
• Liability position
Interest rate swaps	31,454,647	36,746,464	(11,030,003)	(3,718,282)
Currency swaps	14,288,568	14,201,872	(1,618,035)	(6,766,366)

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

The Organization has the following economic hedging transactions:

Fair-value hedge of interest-rate risk

The Organization uses interest-rate swaps to protect its exposure to changes in the fair value of its fixed income issuances and certain loans and advances. The interest rate swaps are matched with specific issuances or fixed-income loans.

Cash-flow hedge of debt securities issued in foreign currency

The Organization uses interest-rate swaps in foreign currencies to protect itself against exchange and interest-rate risks arising from the issuance of floating rate debt securities denominated in foreign currencies. The cash flows of foreign-currency interest-rate swaps are compatible with the cash flows of the floating rate debt securities.

Market risk hedge

The gains and losses, realized or not, of the financial instruments classified in this category, are recorded in the Statement of Income.

Hedge of net foreign investments

The Organization uses a combination of forward exchange contracts and foreign currency denominated debt to mitigate the exchange-rate risk of its net investments in subsidiaries abroad.

The fair value of forward contracts used to protect the net investments in foreign subsidiaries is shown in the previous table. Foreign currency denominated debts used to protect net investments of the Organization in subsidiaries abroad act as a natural hedge of the foreign currency risk and are included in funds from securities issuances (Note 33).

Other derivatives designated as hedges

The Organization uses this category of instruments to manage its exposure to currency, interest rate, equity market and credit risks. Instruments used include interest-rate swaps, interest-rate swaps in foreign currency, forward contracts, futures, options, credit swaps and stock swaps. The fair value of these derivatives are presented in the previous table.

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Organization, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Organization especially to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains and losses of financial assets held for trading”, in the consolidated statement of income.